NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Federated NVIT High Income Bond Fund - Class III (HIBF3)
492,615 shares (cost $2,823,913)	$3,246,331
NVIT Fund - Class II (TRF2)
921 shares (cost $10,040)	7,432
NVIT Fund - Class III (TRF3)
4,278 shares (cost $40,009)	34,821
NVIT Government Bond Fund - Class I (GBF)
2,604 shares (cost $30,331)	30,575
NVIT Government Bond Fund - Class III (GBF3)
106,790 shares (cost $1,264,609)	1,253,715
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2 shares (cost $17)	20
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
51,860 shares (cost $401,747)	424,735
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
16,687 shares (cost $161,090)	164,032
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
377 shares (cost $4,318)	3,662
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
48,013 shares (cost $507,768)	464,282
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,913 shares (cost $43,330)	36,739
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
65,828 shares (cost $551,585)	614,174
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
4,033 shares (cost $37,843)	39,406
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,282 shares (cost $15,420)	19,145
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
681 shares (cost $10,457)	8,332
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
89 shares (cost $970)	726
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2,726 shares (cost $27,183)	22,682

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,103 shares (cost $22,280)	$15,592
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
29,656 shares (cost $396,479)	429,423
VP Income & Growth Fund - Class II (ACVIG2)
1,070 shares (cost $7,703)	5,757
VP Income & Growth Fund - Class III (ACVIG3)
21,505 shares (cost $144,339)	115,695
VP Ultra(R) Fund - Class II (ACVU2)
1,549 shares (cost $15,273)	12,455
VP Ultra(R) Fund - Class III (ACVU3)
8,725 shares (cost $79,471)	70,761
VP Value Fund - Class II (ACVV2)
5,052 shares (cost $36,152)	26,726
VP Value Fund - Class III (ACVV3)
60,562 shares (cost $354,508)	319,770
Contrafund Portfolio - Service Class 2 (FC2)
2,152 shares (cost $59,884)	43,673
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
44,785 shares (cost $926,461)	906,454
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2,020 shares (cost $47,200)	33,474
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
15,599 shares (cost $200,357)	257,234
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
285 shares (cost $9,942)	8,468
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
4,886 shares (cost $156,373)	145,124
Variable Trust: All-Cap Opportunity Fund (RSRF)
63,831 shares (cost $736,451)	734,700
Variable Trust: Banking Fund (RBKF)
13,656 shares (cost $170,862)	170,977
Variable Trust: Basic Materials Fund (RBMF)
16,328 shares (cost $433,203)	477,115
Variable Trust: Biotechnology Fund (RBF)
88,705 shares (cost $2,010,395)	1,997,645
Variable Trust: Commodities Strategy Fund (RVCMD)
28,305 shares (cost $350,050)	356,075

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Variable Trust: Consumer Products Fund (RCPF)
1,925 shares (cost $58,501)	$62,071
Variable Trust: Dow 2x Strategy Fund (RVLDD)
3,683 shares (cost $226,251)	243,219
Variable Trust: Electronics Fund (RELF)
5,654 shares (cost $61,146)	66,262
Variable Trust: Energy Fund (RENF)
22,162 shares (cost $555,076)	584,405
Variable Trust: Energy Services Fund (RESF)
17,453 shares (cost $385,342)	383,260
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
27,967 shares (cost $430,601)	470,120
Variable Trust: Financial Services Fund (RFSF)
5,872 shares (cost $78,911)	78,922
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
43,502 shares (cost $311,026)	286,676
Variable Trust: Health Care Fund (RHCF)
6,827 shares (cost $162,282)	180,574
Variable Trust: Internet Fund (RINF)
1,639 shares (cost $25,615)	26,742
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
8,440 shares (cost $177,757)	166,362
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
7,624 shares (cost $118,794)	123,812
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
37,083 shares (cost $1,112,080)	1,123,248
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2,964 shares (cost $45,308)	44,460
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
4,720 shares (cost $137,889)	135,316
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
5,716 shares (cost $241,435)	242,006
Variable Trust: Japan 2x Strategy Fund (RLCJ)
10,200 shares (cost $179,051)	189,419
Variable Trust: Leisure Fund (RLF)
1,299 shares (cost $50,925)	54,100
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
37,031 shares (cost $530,044)	553,243

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
1,965 shares (cost $31,043)	$36,259
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
18,381 shares (cost $372,646)	368,729
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
131,796 shares (cost $2,256,196)	2,353,880
Variable Trust: NASDAQ-100(R) Fund (ROF)
79,907 shares (cost $1,240,553)	1,275,321
Variable Trust: Nova Fund (RNF)
6,706 shares (cost $369,853)	410,145
Variable Trust: Precious Metals Fund (RPMF)
96,455 shares (cost $1,253,570)	1,330,111
Variable Trust: Real Estate Fund (RREF)
9,921 shares (cost $193,640)	212,715
Variable Trust: Retailing Fund (RRF)
7,123 shares (cost $75,678)	77,356
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
70,281 shares (cost $1,461,815)	1,552,509
Variable Trust: S&P 500 2x Strategy Fund (RTF)
17,876 shares (cost $1,528,470)	1,602,599
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
14,003 shares (cost $297,258)	339,561
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
3,707 shares (cost $238,962)	252,667
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
13,725 shares (cost $339,091)	405,713
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
7,902 shares (cost $501,669)	528,103
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
11,137 shares (cost $240,050)	265,273
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2,565 shares (cost $222,303)	209,126
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
26,061 shares (cost $169,759)	179,301
Variable Trust: Technology Fund (RTEC)
16,860 shares (cost $157,489)	184,954
Variable Trust: Telecommunications Fund (RTEL)
2,075 shares (cost $20,375)	20,335

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Variable Trust: Transportation Fund (RTRF)
10,345 shares (cost $128,805)	$131,180
Variable Trust: Utilities Fund (RUTL)
8,846 shares (cost $142,094)	145,168
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
5,252 shares (cost $147,867)	140,492
NVIT Money Market Fund - Class II (NVMM2)
25,715,182 shares (cost $25,715,182)	25,715,182

Total Investments	55,248,823
Total Assets	55,248,823
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4
Accounts Receivable - NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	4

Total Accounts Receivable	8

Accounts Payable	237

$55,248,594

Contract Owners’ Equity:
Accumulation units	55,248,594

Total Contract Owners’ Equity (note 8)	$55,248,594

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	HIBF3	TRF2	TRF3	GBF	GBF3	GVIDA	GVIDA6

Reinvested dividends	$464,296	246,818	73	341	1,067	52,151	31	2,502

Net investment income (loss)	464,296	246,818	73	341	1,067	52,151	31	2,502

Realized gain (loss) on investments	(666,154)	185,194	(583)	(4,228)	55	21,488	(1,906)	(85,502)
Change in unrealized gain (loss) on investments	3,775,257	688,969	2,057	10,111	(747)	(55,694)	2,357	134,635

Net gain (loss) on investments	3,109,103	874,163	1,474	5,883	(692)	(34,206)	451	49,133

Reinvested capital gains	1,098,236	-	-	-	451	25,192	1	12,863

Net increase (decrease) in contract owners’ equity resulting from operations	$4,671,635	1,120,981	1,547	6,224	826	43,137	483	64,498

Investment Activity:	GVIDC6	GVIDM	GVIDM6	GVDMA	GVDMA6	GVDMC6	NVMMG1	SCGF2

Reinvested dividends	$2,723	51	7,007	427	7,288	1,431	-	-

Net investment income (loss)	2,723	51	7,007	427	7,288	1,431	-	-

Realized gain (loss) on investments	(7,608)	(28)	(72,369)	(968)	(147,678)	(3,066)	32	(594)
Change in unrealized gain (loss) on investments	15,943	493	136,655	6,414	245,847	4,942	3,725	519

Net gain (loss) on investments	8,335	465	64,286	5,446	98,169	1,876	3,757	(75)

Reinvested capital gains	801	76	10,181	1,395	30,388	662	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,859	592	81,474	7,268	135,845	3,969	3,757	(75)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SCGF3	SCVF2	SCVF3	SCF2	SCF3	ACVIG2	ACVIG3	ACVU2

Reinvested dividends	$-	3	92	24	427	221	4,641	24

Net investment income (loss)	-	3	92	24	427	221	4,641	24

Realized gain (loss) on investments	(1,588)	(1,455)	(2,303)	(4,631)	17,711	(144)	(23,358)	(2,219)
Change in unrealized gain (loss) on investments	3,175	1,447	6,639	8,588	74,988	790	34,461	5,490

Net gain (loss) on investments	1,587	(8)	4,336	3,957	92,699	646	11,103	3,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,587	(5)	4,428	3,981	93,126	867	15,744	3,295

Investment Activity:	ACVU3	ACVV2	ACVV3	FC2	FC2R	FEI2	FEI2R	FG2

Reinvested dividends	$185	1,401	14,695	447	8,731	613	4,655	15

Net investment income (loss)	185	1,401	14,695	447	8,731	613	4,655	15

Realized gain (loss) on investments	(9,286)	(4,358)	(38,903)	(11,839)	(131,645)	(10,819)	(134,272)	(295)
Change in unrealized gain (loss) on investments	27,276	7,071	74,727	22,465	300,169	17,231	240,473	2,147

Net gain (loss) on investments	17,990	2,713	35,824	10,626	168,524	6,412	106,201	1,852

Reinvested capital gains	-	-	-	11	222	-	-	7

Net increase (decrease) in contract owners’ equity resulting from operations	$18,175	4,114	50,519	11,084	177,477	7,025	110,856	1,874

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FG2R	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD

Reinvested dividends	$241	625	7,114	957	-	6,167	974	-

Net investment income (loss)	241	625	7,114	957	-	6,167	974	-

Realized gain (loss) on investments	(33,681)	(94,174)	32,460	74,227	7,153	(77,034)	(452)	55,903
Change in unrealized gain (loss) on investments	67,865	188,967	(1,003)	36,005	(13,570)	131,340	1,991	15,957

Net gain (loss) on investments	34,184	94,793	31,457	110,232	(6,417)	54,306	1,539	71,860

Reinvested capital gains	135	-	-	14,089	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,560	95,418	38,571	125,278	(6,417)	60,473	2,513	71,860

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF

Reinvested dividends	$-	-	-	11,131	2,145	34,625	-	-

Net investment income (loss)	-	-	-	11,131	2,145	34,625	-	-

Realized gain (loss) on investments	12,276	68,987	(53,481)	69,264	(13,626)	(1,443,515)	(24,334)	24,448
Change in unrealized gain (loss) on investments	4,662	4,729	187,395	206,749	8,354	(96,821)	51,296	3,226

Net gain (loss) on investments	16,938	73,716	133,914	276,013	(5,272)	(1,540,336)	26,962	27,674

Reinvested capital gains	-	39,826	19,891	-	-	907,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,938	113,542	153,805	287,144	(3,127)	(598,273)	26,962	27,674

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF

Reinvested dividends	$-	-	-	81	-	-	868	-

Net investment income (loss)	-	-	-	81	-	-	868	-

Realized gain (loss) on investments	(121,841)	36,487	(57,574)	(565,374)	(455,787)	79,401	(19,178)	(10,063)
Change in unrealized gain (loss) on investments	1,720	8,989	11,372	4,998	26,258	15,671	51,845	6,356

Net gain (loss) on investments	(120,121)	45,476	(46,202)	(560,376)	(429,529)	95,072	32,667	(3,707)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(120,121)	45,476	(46,202)	(560,295)	(429,529)	95,072	33,535	(3,707)

Investment Activity:	RMED	RVCEQ	RVARS	RVF	ROF	RNF	RPMF	RREF

Reinvested dividends	$278	-	3,980	-	-	4,084	-	4,312

Net investment income (loss)	278	-	3,980	-	-	4,084	-	4,312

Realized gain (loss) on investments	(38,191)	689	4,591	935,146	439,069	(42,470)	589,727	(39,703)
Change in unrealized gain (loss) on investments	141,019	5,206	(7,146)	82,026	31,124	144,031	(206,234)	61,668

Net gain (loss) on investments	102,828	5,895	(2,555)	1,017,172	470,193	101,561	383,493	21,965

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,106	5,895	1,425	1,017,172	470,193	105,645	383,493	26,277

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG

Reinvested dividends	$-	-	6,828	-	3,398	-	3,207	-

Net investment income (loss)	-	-	6,828	-	3,398	-	3,207	-

Realized gain (loss) on investments	19,153	(288,072)	515,190	75,914	41,787	66,170	(4,836)	62,831
Change in unrealized gain (loss) on investments	1,615	75,691	65,068	52,179	17,276	141,941	105,780	24,778

Net gain (loss) on investments	20,768	(212,381)	580,258	128,093	59,063	208,111	100,944	87,609

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,768	(212,381)	587,086	128,093	62,461	208,111	104,151	87,609

Investment Activity:	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	SGRF

Reinvested dividends	$5,222	-	-	141	418	5,765	58	-

Net investment income (loss)	5,222	-	-	141	418	5,765	58	-

Realized gain (loss) on investments	76,114	(70,983)	37,126	17,167	(20,777)	(6,355)	(32,795)	(623)
Change in unrealized gain (loss) on investments	30,860	23,540	25,862	(5,548)	12,744	823	(6,246)	604

Net gain (loss) on investments	106,974	(47,443)	62,988	11,619	(8,033)	(5,532)	(39,041)	(19)

Reinvested capital gains	-	34,607	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$112,196	(12,836)	62,988	11,760	(7,615)	233	(38,983)	(19)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SGRF3	SAM2	RVHEQ

Reinvested dividends	$-	2,855	738

Net investment income (loss)	-	2,855	738

Realized gain (loss) on investments	(9,777)	-	(5,573)
Change in unrealized gain (loss) on investments	10,457	-	(1,575)

Net gain (loss) on investments	680	-	(7,148)

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$680	2,855	(6,410)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		HIBF3		TRF2		TRF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$464,296	605,113	246,818	65,824	73	123	341	1,054
Realized gain (loss) on investments	(666,154)	(6,992,083)	185,194	(16,027)	(583)	(61)	(4,228)	(6,248)
Change in unrealized gain (loss) on investments	3,775,257	(1,538,281)	688,969	(263,050)	2,057	(6,850)	10,111	(15,418)
Reinvested capital gains	1,098,236	648,609	-	-	-	1,667	-	4,573

Net increase (decrease) in contract owners’ equity resulting from operations	4,671,635	(7,276,642)	1,120,981	(213,253)	1,547	(5,121)	6,224	(16,039)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,498,809	9,996,563	420,541	86,147	-	-	10,439	12,510
Transfers between funds	-	-	(272,440)	2,238,003	-	-	1,323	5,122
Surrenders (note 6)	(3,080,027)	(1,847,084)	(50,384)	(18,181)	-	-	(595)	(2,042)
Death benefits (note 4)	(2,890)	(65,069)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,217,650)	(945,297)	7,746	(106)	-	-	-	1
Deductions for surrender charges (note 2d)	(319,997)	(365,699)	(953)	(1,480)	-	-	(433)	(76)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,192,905)	(3,292,768)	(154,079)	(36,086)	(842)	(1,248)	(3,368)	(3,680)
Asset charges (note 3):	(188,054)	(195,579)	(9,628)	(2,061)	(38)	(60)	(147)	(228)
Adjustments to maintain reserves	3,348	(2,045)	19	(29)	13	(17)	6	(8)

Net equity transactions	(3,499,366)	3,283,022	(59,178)	2,266,207	(867)	(1,325)	7,225	11,599

Net change in contract owners’ equity	1,172,269	(3,993,620)	1,061,803	2,052,954	680	(6,446)	13,449	(4,440)
Contract owners’ equity beginning of period	54,076,325	58,069,945	2,184,538	131,584	6,756	13,202	21,373	25,813

Contract owners’ equity end of period	$55,248,594	54,076,325	3,246,341	2,184,538	7,436	6,756	34,822	21,373

CHANGES IN UNITS:
Beginning units	5,161,552	4,500,208	274,948	11,908	745	850	2,677	1,890
Units purchased	4,343,585	2,656,202	43,699	270,932	-	-	1,349	17,772
Units redeemed	(4,224,428)	(1,994,858)	(38,943)	(7,892)	(92)	(105)	(569)	(16,985)

Ending units	5,280,709	5,161,552	279,704	274,948	653	745	3,457	2,677

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF3		GVIDA		GVIDA6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,067	1,333	52,151	41,382	31	111	2,502	25,384
Realized gain (loss) on investments	55	4	21,488	14,678	(1,906)	(43)	(85,502)	(452,780)
Change in unrealized gain (loss) on investments	(747)	1,014	(55,694)	33,273	2,357	(3,286)	134,635	(26,042)
Reinvested capital gains	451	-	25,192	-	1	906	12,863	66,128

Net increase (decrease) in contract owners’ equity resulting from operations	826	2,351	43,137	89,333	483	(2,312)	64,498	(387,310)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	383,049	43,260	-	-	31,805	1,066,900
Transfers between funds	-	(35)	(596,548)	1,060,489	-	-	224,303	(3,045,118)
Surrenders (note 6)	-	-	(7,289)	(12,988)	(2,600)	(154)	(60,135)	(21,498)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(37,034)	(14,514)	-	-	(670)	1,289
Deductions for surrender charges (note 2d)	-	-	(11,468)	(1,382)	(1,285)	(11)	(11,439)	(3,297)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,178)	(1,826)	(79,168)	(51,598)	(319)	(480)	(41,239)	(113,315)
Asset charges (note 3):	(162)	(164)	(4,716)	(2,946)	(14)	(33)	(1,428)	(4,590)
Adjustments to maintain reserves	9	(34)	6	(22)	8	(26)	15	(24)

Net equity transactions	(2,331)	(2,059)	(353,168)	1,020,299	(4,210)	(704)	141,212	(2,119,653)

Net change in contract owners’ equity	(1,505)	292	(310,031)	1,109,632	(3,727)	(3,016)	205,710	(2,506,963)
Contract owners’ equity beginning of period	32,077	31,785	1,563,743	454,111	3,751	6,767	219,030	2,725,993

Contract owners’ equity end of period	$30,572	32,077	1,253,712	1,563,743	24	3,751	424,740	219,030

CHANGES IN UNITS:
Beginning units	2,449	2,614	129,103	40,388	395	450	24,979	196,210
Units purchased	-	-	31,257	96,101	-	-	25,182	90,469
Units redeemed	(176)	(165)	(59,568)	(7,386)	(393)	(55)	(12,130)	(261,700)

Ending units	2,273	2,449	100,792	129,103	2	395	38,031	24,979

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDC6		GVIDM		GVIDM6		GVDMA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,723	4,954	51	119	7,007	15,568	427	1,044
Realized gain (loss) on investments	(7,608)	(4,253)	(28)	622	(72,369)	(20,168)	(968)	(94)
Change in unrealized gain (loss) on investments	15,943	(11,658)	493	(2,793)	136,655	(189,914)	6,414	(20,485)
Reinvested capital gains	801	2,767	76	325	10,181	49,273	1,395	4,332

Net increase (decrease) in contract owners’ equity resulting from operations	11,859	(8,190)	592	(1,727)	81,474	(145,241)	7,268	(15,203)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,105	10,625	-	-	62,904	40,411	-	-
Transfers between funds	666	97,871	-	-	(58,688)	51,128	-	(2)
Surrenders (note 6)	(11,977)	(22,412)	-	(9,572)	(1,457)	(9,965)	-	-
Death benefits (note 4)	-	-	-	-	-	-	(24)	-
Net policy repayments (loans) (note 5)	(1,507)	(171)	-	-	(11,851)	(4,894)	(397)	(645)
Deductions for surrender charges (note 2d)	(1,095)	(5,071)	-	(3,054)	(656)	(3,093)	38	(89)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,097)	(12,803)	(86)	(570)	(53,158)	(47,597)	(1,903)	(2,546)
Asset charges (note 3):	(784)	(654)	(6)	(25)	(2,148)	(2,490)	(166)	(213)
Adjustments to maintain reserves	3	(10)	5	(17)	(2)	(2)	11	(21)

Net equity transactions	(22,686)	67,375	(87)	(13,238)	(65,056)	23,498	(2,441)	(3,516)

Net change in contract owners’ equity	(10,827)	59,185	505	(14,965)	16,418	(121,743)	4,827	(18,719)
Contract owners’ equity beginning of period	174,861	115,676	3,153	18,118	447,862	569,605	31,917	50,636

Contract owners’ equity end of period	$164,034	174,861	3,658	3,153	464,280	447,862	36,744	31,917

CHANGES IN UNITS:
Beginning units	16,092	9,988	305	1,346	46,082	44,914	3,221	3,506
Units purchased	727	9,747	-	-	6,331	7,132	-	-
Units redeemed	(3,001)	(3,643)	(8)	(1,041)	(12,395)	(5,964)	(240)	(285)

Ending units	13,818	16,092	297	305	40,018	46,082	2,981	3,221

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA6		GVDMC		GVDMC6		NVMMG1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,288	11,619	-	-	1,431	2,586	-	-
Realized gain (loss) on investments	(147,678)	(83,202)	-	81	(3,066)	(5,026)	32	-
Change in unrealized gain (loss) on investments	245,847	(185,869)	-	(114)	4,942	(8,063)	3,725	-
Reinvested capital gains	30,388	47,215	-	-	662	2,288	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	135,845	(210,237)	-	(33)	3,969	(8,215)	3,757	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	148,181	113,952	-	-	40,051	28,401	-	-
Transfers between funds	83,626	(590,028)	-	(2,652)	(9,670)	(212,512)	15,916	-
Surrenders (note 6)	(24,938)	(63,271)	-	-	(245)	(20,270)	-	-
Death benefits (note 4)	(2,866)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	19,066	3,656	-	-	-	19,186	-	-
Deductions for surrender charges (note 2d)	(4,421)	(11,751)	-	-	-	(51)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,263)	(51,559)	-	-	(14,657)	(25,439)	(475)	-
Asset charges (note 3):	(2,584)	(2,637)	-	-	(274)	(505)	(53)	-
Adjustments to maintain reserves	-	(13)	-	(24)	4	(25)	-	-

Net equity transactions	149,801	(601,651)	-	(2,676)	15,209	(211,215)	15,388	-

Net change in contract owners’ equity	285,646	(811,888)	-	(2,709)	19,178	(219,430)	19,145	-
Contract owners’ equity beginning of period	328,527	1,140,415	-	2,709	20,229	239,659	-	-

Contract owners’ equity end of period	$614,173	328,527	-	-	39,407	20,229	19,145	-

CHANGES IN UNITS:
Beginning units	35,715	85,062	-	212	1,966	19,792	-	-
Units purchased	26,680	12,860	-	-	3,706	2,941	1,590	-
Units redeemed	(8,667)	(62,207)	-	(212)	(2,331)	(20,767)	(48)	-

Ending units	53,728	35,715	-	-	3,341	1,966	1,542	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF2		SCGF3		SCVF2		SCVF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	-	-	3	27	92	247
Realized gain (loss) on investments	(594)	(8)	(1,588)	(89)	(1,455)	(115)	(2,303)	(2,935)
Change in unrealized gain (loss) on investments	519	(1,213)	3,175	(5,860)	1,447	(1,013)	6,639	(5,888)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(75)	(1,221)	1,587	(5,949)	(5)	(1,101)	4,428	(8,576)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,287	2,227	-	-	2,348	3,678
Transfers between funds	-	-	(272)	-	-	-	856	(98)
Surrenders (note 6)	(1,062)	-	(1,253)	-	(1,192)	-	(1,333)	(68)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	171
Deductions for surrender charges (note 2d)	(190)	-	(229)	-	(213)	-	(243)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6)	(130)	(175)	(304)	(74)	(231)	(821)	(989)
Asset charges (note 3):	-	(11)	(31)	(46)	(4)	(21)	(83)	(98)
Adjustments to maintain reserves	-	(25)	-	(6)	4	(2)	8	(32)

Net equity transactions	(1,258)	(166)	(673)	1,871	(1,479)	(254)	732	2,564

Net change in contract owners’ equity	(1,333)	(1,387)	914	(4,078)	(1,484)	(1,355)	5,160	(6,012)
Contract owners’ equity beginning of period	1,333	2,720	7,417	11,495	2,212	3,567	17,523	23,535

Contract owners’ equity end of period	$-	1,333	8,331	7,417	728	2,212	22,683	17,523

CHANGES IN UNITS:
Beginning units	176	192	1,017	844	218	238	2,067	1,882
Units purchased	-	-	157	210	-	-	361	303
Units redeemed	(176)	(16)	(279)	(37)	(161)	(20)	(310)	(118)

Ending units	-	176	895	1,017	57	218	2,118	2,067

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF2		SCF3		ACVIG2		ACVIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$24	138	427	685	221	121	4,641	3,605
Realized gain (loss) on investments	(4,631)	(278)	17,711	(5,785)	(144)	217	(23,358)	(27,461)
Change in unrealized gain (loss) on investments	8,588	(14,765)	74,988	(39,996)	790	(4,080)	34,461	(55,391)
Reinvested capital gains	-	4,780	-	16,104	-	834	-	21,595

Net increase (decrease) in contract owners’ equity resulting from operations	3,981	(10,125)	93,126	(28,992)	867	(2,908)	15,744	(57,652)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	10,845	22,604	-	-	9,798	19,913
Transfers between funds	-	-	281,671	11,586	-	(2,472)	3,726	(50,074)
Surrenders (note 6)	(1,114)	(782)	(576)	(421)	-	(3)	(10,826)	(12,712)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,964)	(37)	(906)	(2,362)	-	-	8,743	(6,229)
Deductions for surrender charges (note 2d)	-	-	-	(178)	-	(69)	(954)	(1,743)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(182)	(391)	(11,963)	(6,061)	(217)	(259)	(7,707)	(10,370)
Asset charges (note 3):	(57)	(84)	(848)	(433)	(19)	(23)	(444)	(691)
Adjustments to maintain reserves	10	(31)	8	(36)	11	(37)	12	(38)

Net equity transactions	(4,307)	(1,325)	278,231	24,699	(225)	(2,863)	2,348	(61,944)

Net change in contract owners’ equity	(326)	(11,450)	371,357	(4,293)	642	(5,771)	18,092	(119,596)
Contract owners’ equity beginning of period	15,920	27,370	58,063	62,356	5,117	10,888	97,603	217,199

Contract owners’ equity end of period	$15,594	15,920	429,420	58,063	5,759	5,117	115,695	97,603

CHANGES IN UNITS:
Beginning units	1,555	1,648	7,017	4,660	517	718	11,835	17,228
Units purchased	-	-	33,097	3,183	-	-	1,483	2,180
Units redeemed	(422)	(93)	(1,596)	(826)	(23)	(201)	(1,439)	(7,573)

Ending units	1,133	1,555	38,518	7,017	494	517	11,879	11,835

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU2		ACVU3		ACVV2		ACVV3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$24	-	185	-	1,401	814	14,695	9,399
Realized gain (loss) on investments	(2,219)	(158)	(9,286)	(2,091)	(4,358)	(993)	(38,903)	(107,374)
Change in unrealized gain (loss) on investments	5,490	(12,171)	27,276	(52,172)	7,071	(15,155)	74,727	(60,751)
Reinvested capital gains	-	2,970	-	12,419	-	4,620	-	49,897

Net increase (decrease) in contract owners’ equity resulting from operations	3,295	(9,359)	18,175	(41,844)	4,114	(10,714)	50,519	(108,829)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	4,590	10,235	-	-	39,451	41,499
Transfers between funds	-	(24)	(1,683)	1,299	(92)	-	(1,865)	(87,137)
Surrenders (note 6)	(960)	(652)	(1,392)	(318)	(1,116)	(2,101)	(13,000)	(25,776)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,514)	-	(684)	5	(2,913)	(80)	11,116	(21,079)
Deductions for surrender charges (note 2d)	-	-	(273)	(191)	(7)	(156)	(2,085)	(2,493)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129)	(279)	(6,728)	(6,871)	(1,209)	(1,513)	(24,824)	(26,669)
Asset charges (note 3):	(46)	(67)	(329)	(423)	(118)	(157)	(1,310)	(1,703)
Adjustments to maintain reserves	3	(13)	8	(42)	5	(25)	1	(19)

Net equity transactions	(3,646)	(1,035)	(6,491)	3,694	(5,450)	(4,032)	7,484	(123,377)

Net change in contract owners’ equity	(351)	(10,394)	11,684	(38,150)	(1,336)	(14,746)	58,003	(232,206)
Contract owners’ equity beginning of period	12,806	23,200	59,073	97,223	28,059	42,805	261,767	493,973

Contract owners’ equity end of period	$12,455	12,806	70,757	59,073	26,723	28,059	319,770	261,767

CHANGES IN UNITS:
Beginning units	1,574	1,664	7,813	7,520	2,572	2,872	29,398	40,622
Units purchased	-	-	902	1,077	-	-	4,647	4,957
Units redeemed	(436)	(90)	(1,759)	(784)	(526)	(300)	(4,083)	(16,181)

Ending units	1,138	1,574	6,956	7,813	2,046	2,572	29,962	29,398

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2		FC2R		FEI2		FEI2R

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$447	559	8,731	5,433	613	1,274	4,655	7,637
Realized gain (loss) on investments	(11,839)	(854)	(131,645)	(446,916)	(10,819)	(1,406)	(134,272)	(15,830)
Change in unrealized gain (loss) on investments	22,465	(38,940)	300,169	(47,314)	17,231	(29,258)	240,473	(147,848)
Reinvested capital gains	11	2,110	222	27,739	-	60	-	297

Net increase (decrease) in contract owners’ equity resulting from operations	11,084	(37,125)	177,477	(461,058)	7,025	(29,330)	110,856	(155,744)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	81,818	135,608	-	-	32,560	53,481
Transfers between funds	(1,896)	(60)	206,163	(596,385)	(1,100)	-	(67,707)	47,485
Surrenders (note 6)	(6,986)	(2,998)	(27,844)	(56,589)	(5,167)	(1,041)	(14,701)	(16,820)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,350)	(102)	(9,961)	(538)	(2,537)	-	(2,433)	(8,143)
Deductions for surrender charges (note 2d)	(942)	(191)	(670)	(18,269)	(746)	(136)	(3,676)	(2,750)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,255)	(2,584)	(47,282)	(66,065)	(1,423)	(2,500)	(23,219)	(19,910)
Asset charges (note 3):	(171)	(307)	(2,766)	(3,893)	(137)	(253)	(1,413)	(1,349)
Adjustments to maintain reserves	2	(14)	15	(45)	3	(25)	9	(26)

Net equity transactions	(15,598)	(6,256)	199,473	(606,176)	(11,107)	(3,955)	(80,580)	51,968

Net change in contract owners’ equity	(4,514)	(43,381)	376,950	(1,067,234)	(4,082)	(33,285)	30,276	(103,776)
Contract owners’ equity beginning of period	48,188	91,569	529,504	1,596,738	37,554	70,839	226,960	330,736

Contract owners’ equity end of period	$43,674	48,188	906,454	529,504	33,472	37,554	257,236	226,960

CHANGES IN UNITS:
Beginning units	4,369	4,758	59,096	102,134	4,127	4,452	29,744	24,786
Units purchased	-	-	26,003	11,663	-	-	5,318	9,599
Units redeemed	(1,446)	(389)	(10,417)	(54,701)	(1,295)	(325)	(9,119)	(4,641)

Ending units	2,923	4,369	74,682	59,096	2,832	4,127	25,943	29,744

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FG2		FG2R		RSRF		RBKF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$15	68	241	774	625	-	7,114	64
Realized gain (loss) on investments	(295)	456	(33,681)	(53,985)	(94,174)	(181,413)	32,460	(68,633)
Change in unrealized gain (loss) on investments	2,147	(7,602)	67,865	(104,273)	188,967	(160,175)	(1,003)	1,282
Reinvested capital gains	7	-	135	-	-	2,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,874	(7,078)	34,560	(157,484)	95,418	(339,463)	38,571	(67,287)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	18,040	49,122	81,591	140,694	3,562	4,225
Transfers between funds	(87)	-	(7,269)	(340,172)	185,733	(252,169)	131,974	97,683
Surrenders (note 6)	(120)	(1,646)	(11,070)	(23,585)	(68,321)	(14,350)	(29,455)	(595)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(94)	569	(10,681)	6,702	(188)	(421)	(4,478)
Deductions for surrender charges (note 2d)	(23)	(124)	(2,322)	(2,519)	(10,876)	(9,210)	(9,513)	(1,704)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(536)	(816)	(12,154)	(24,804)	(48,911)	(73,748)	(11,853)	(4,614)
Asset charges (note 3):	(39)	(61)	(653)	(1,319)	(1,992)	(3,313)	(789)	(252)
Adjustments to maintain reserves	5	5	4	(17)	12	(63)	8	(26)

Net equity transactions	(800)	(2,736)	(14,855)	(353,975)	143,938	(212,347)	83,513	90,239

Net change in contract owners’ equity	1,074	(9,814)	19,705	(511,459)	239,356	(551,810)	122,084	22,952
Contract owners’ equity beginning of period	7,407	17,221	125,419	636,878	495,338	1,047,148	48,892	25,940

Contract owners’ equity end of period	$8,481	7,407	145,124	125,419	734,694	495,338	170,976	48,892

CHANGES IN UNITS:
Beginning units	893	1,094	15,682	41,960	45,909	57,518	8,143	2,542
Units purchased	-	-	2,437	4,267	24,853	13,811	30,924	8,054
Units redeemed	(94)	(201)	(3,940)	(30,545)	(17,269)	(25,420)	(9,579)	(2,453)

Ending units	799	893	14,179	15,682	53,493	45,909	29,488	8,143

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RBMF		RBF		RVCMD		RCPF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$957	3,257	-	-	6,167	10,438	974	188
Realized gain (loss) on investments	74,227	(256,019)	7,153	(43,834)	(77,034)	53,012	(452)	(98,361)
Change in unrealized gain (loss) on investments	36,005	37,806	(13,570)	4,638	131,340	(131,574)	1,991	14,270
Reinvested capital gains	14,089	32,859	-	-	-	-	-	2,579

Net increase (decrease) in contract owners’ equity resulting from operations	125,278	(182,097)	(6,417)	(39,196)	60,473	(68,124)	2,513	(81,324)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28,524	97,909	20,347	23,327	112,158	65,659	7,718	8,178
Transfers between funds	168,795	(327,141)	1,830,159	34,710	41,929	(85,182)	(31,630)	(96,556)
Surrenders (note 6)	(19,885)	(13,377)	(225)	(2,862)	(1,824)	(13,961)	(2)	(683)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,391)	(6,058)	(6,694)	930	(4,035)	(37,039)	(1,222)	(8,669)
Deductions for surrender charges (note 2d)	(2,988)	(1,959)	(164)	(848)	(302)	(1,237)	(470)	(1,029)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,095)	(45,332)	(13,334)	(16,424)	(19,157)	(29,379)	(5,482)	(10,723)
Asset charges (note 3):	(1,306)	(1,996)	(678)	(896)	(1,143)	(2,017)	(244)	(772)
Adjustments to maintain reserves	2	(56)	25	(49)	4	42	4	(35)

Net equity transactions	125,656	(298,010)	1,829,436	37,888	127,630	(103,114)	(31,328)	(110,289)

Net change in contract owners’ equity	250,934	(480,107)	1,823,019	(1,308)	188,103	(171,238)	(28,815)	(191,613)
Contract owners’ equity beginning of period	226,178	706,285	174,632	175,940	167,978	339,216	90,888	282,501

Contract owners’ equity end of period	$477,112	226,178	1,997,651	174,632	356,081	167,978	62,073	90,888

CHANGES IN UNITS:
Beginning units	17,231	29,380	16,986	15,098	32,869	33,836	7,423	17,676
Units purchased	10,410	5,092	149,210	5,303	34,805	18,782	599	602
Units redeemed	(4,260)	(17,241)	(2,002)	(3,415)	(5,220)	(19,749)	(3,766)	(10,855)

Ending units	23,381	17,231	164,194	16,986	62,454	32,869	4,256	7,423

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVLDD		RELF		RENF		RESF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	6,805	-	-	-	-	-	-
Realized gain (loss) on investments	55,903	(382,740)	12,276	(16,819)	68,987	(426,965)	(53,481)	(257,345)
Change in unrealized gain (loss) on investments	15,957	147,581	4,662	771	4,729	67,993	187,395	(166,481)
Reinvested capital gains	-	-	-	-	39,826	33,159	19,891	47,452

Net increase (decrease) in contract owners’ equity resulting from operations	71,860	(228,354)	16,938	(16,048)	113,542	(325,813)	153,805	(376,374)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,614	33,794	3,402	701	106,611	91,994	40,702	88,325
Transfers between funds	(16,388)	(363,634)	49,121	(11,419)	(1,342)	(314,288)	(99,467)	(351,171)
Surrenders (note 6)	(20,681)	(14,839)	(132)	(1,074)	(896)	(18,358)	(2,933)	(14,881)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,111	(8,682)	(4,864)	(2,420)	(14,657)	(11,619)	(9,538)	(7,885)
Deductions for surrender charges (note 2d)	(9,186)	(3,787)	(26)	(183)	(571)	(3,486)	(556)	(1,918)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,397)	(23,404)	(2,381)	(897)	(43,848)	(57,543)	(41,176)	(62,792)
Asset charges (note 3):	(989)	(1,268)	(219)	(42)	(1,856)	(2,747)	(1,731)	(3,146)
Adjustments to maintain reserves	5	(19)	27	(8)	31	(85)	17	(104)

Net equity transactions	(7,911)	(381,839)	44,928	(15,342)	43,472	(316,132)	(114,682)	(353,572)

Net change in contract owners’ equity	63,949	(610,193)	61,866	(31,390)	157,014	(641,945)	39,123	(729,946)
Contract owners’ equity beginning of period	179,272	789,465	4,421	35,811	427,384	1,069,329	344,123	1,074,069

Contract owners’ equity end of period	$243,221	179,272	66,287	4,421	584,398	427,384	383,246	344,123

CHANGES IN UNITS:
Beginning units	31,734	53,504	1,021	4,126	25,628	34,604	25,844	34,200
Units purchased	11,282	5,252	9,223	247	7,724	6,963	1,995	8,955
Units redeemed	(11,560)	(27,022)	(1,336)	(3,352)	(8,050)	(15,939)	(10,118)	(17,311)

Ending units	31,456	31,734	8,908	1,021	25,302	25,628	17,721	25,844

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RLCE		RFSF		RUGB		RHCF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,131	2,579	2,145	-	34,625	27,362	-	-
Realized gain (loss) on investments	69,264	(221,594)	(13,626)	(88,389)	(1,443,515)	508,229	(24,334)	(123,786)
Change in unrealized gain (loss) on investments	206,749	(147,165)	8,354	(8,451)	(96,821)	65,185	51,296	(27,863)
Reinvested capital gains	-	8,295	-	-	907,438	-	-	16,766

Net increase (decrease) in contract owners’ equity resulting from operations	287,144	(357,885)	(3,127)	(96,840)	(598,273)	600,776	26,962	(134,883)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	54,786	110,053	29,498	10,517	47,854	121,461	19,770	39,355
Transfers between funds	(11,256)	(694,972)	(81,614)	142,082	(105,452)	(29,767)	(128,872)	234,030
Surrenders (note 6)	(10,657)	(23,670)	(281)	(415)	(24,252)	(5,067)	(5,920)	(7,400)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,932)	(10,088)	(4,126)	(81)	(6,685)	(41,675)	(8,807)	(17,210)
Deductions for surrender charges (note 2d)	-	(10,346)	(434)	(565)	(6,295)	(180)	(3,500)	(2,606)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,363)	(42,034)	(5,100)	(6,243)	(62,855)	(56,204)	(14,532)	(24,675)
Asset charges (note 3):	(2,076)	(2,335)	(330)	(375)	(3,949)	(3,419)	(803)	(1,361)
Adjustments to maintain reserves	12	(74)	11	(40)	(89)	(518)	23	(46)

Net equity transactions	(7,486)	(673,466)	(62,376)	144,880	(161,723)	(15,369)	(142,641)	220,087

Net change in contract owners’ equity	279,658	(1,031,351)	(65,503)	48,040	(759,996)	585,407	(115,679)	85,204
Contract owners’ equity beginning of period	190,458	1,221,809	144,426	96,386	1,046,472	461,065	296,250	211,046

Contract owners’ equity end of period	$470,116	190,458	78,923	144,426	286,476	1,046,472	180,571	296,250

CHANGES IN UNITS:
Beginning units	18,240	52,820	21,952	7,612	56,096	35,794	28,141	15,064
Units purchased	5,265	7,077	3,554	15,159	4,400	29,690	1,972	17,439
Units redeemed	9,685	(41,657)	(15,483)	(819)	(38,064)	(9,388)	(16,352)	(4,362)

Ending units	33,190	18,240	10,023	21,952	22,432	56,096	13,761	28,141

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RINF		RVIDD		RJNF		RVIMC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	-	732	-	1,433	-	403
Realized gain (loss) on investments	24,448	(7,269)	(121,841)	195,607	36,487	(134,523)	(57,574)	46,464
Change in unrealized gain (loss) on investments	3,226	(971)	1,720	(54,843)	8,989	(1,132)	11,372	195
Reinvested capital gains	-	-	-	44,696	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,674	(8,240)	(120,121)	186,192	45,476	(134,222)	(46,202)	47,062

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,716	4,254	3,802	52	13,749	13,454	1,209	3,077
Transfers between funds	(14,635)	(30,178)	102,435	(1,219,399)	(273,530)	429,036	1,116,139	(116,639)
Surrenders (note 6)	(8,920)	(868)	(2,977)	(66)	(5,462)	(15,257)	(352)	(11,596)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,164)	(2,153)	(4,578)	(32,175)	(5,223)	(34,565)	(2,195)	(6,678)
Deductions for surrender charges (note 2d)	(585)	(326)	(135)	-	(485)	(35,909)	-	(1,256)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,905)	(4,338)	(9,305)	(33,899)	(15,249)	(24,753)	(5,175)	(9,099)
Asset charges (note 3):	(221)	(225)	(862)	(2,457)	(1,027)	(1,515)	(301)	(839)
Adjustments to maintain reserves	-	(36)	11	(16)	30	128	2	(11)

Net equity transactions	(25,714)	(33,870)	88,391	(1,287,960)	(287,197)	330,619	1,109,327	(143,041)

Net change in contract owners’ equity	1,960	(42,110)	(31,730)	(1,101,768)	(241,721)	196,397	1,063,125	(95,979)
Contract owners’ equity beginning of period	24,782	66,892	198,088	1,299,856	365,553	169,156	60,123	156,102

Contract owners’ equity end of period	$26,742	24,782	166,358	198,088	123,832	365,553	1,123,248	60,123

CHANGES IN UNITS:
Beginning units	2,828	4,208	19,225	202,906	64,889	20,956	5,867	20,476
Units purchased	595	362	12,057	33	2,689	58,884	164,495	348
Units redeemed	(1,583)	(1,742)	(2,112)	(183,714)	(49,170)	(14,951)	(1,007)	(14,957)

Ending units	1,840	2,828	29,170	19,225	18,408	64,889	169,355	5,867

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RAF		RVISC		RUF		RLCJ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$81	483	-	11,113	-	2,181	868	957
Realized gain (loss) on investments	(565,374)	181,822	(455,787)	10,126	79,401	1,378,188	(19,178)	(21,672)
Change in unrealized gain (loss) on investments	4,998	(3,219)	26,258	(26,821)	15,671	(18,594)	51,845	(39,791)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(560,295)	179,086	(429,529)	(5,582)	95,072	1,361,775	33,535	(60,506)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	126,753	298,278	(108,192)	5,746	15,377	13,191	8,638	24,076
Transfers between funds	436,651	(522,713)	(1,163,772)	1,674,709	(159,000)	(1,312,862)	52,440	(53,439)
Surrenders (note 6)	(735)	(13,208)	(4,970)	(11,800)	(7,986)	(2,369)	(3,174)	(3,347)
Death benefits (note 4)	-	-	-	-	-	(30,048)	-	-
Net policy repayments (loans) (note 5)	(3,628)	(17,274)	(3,201)	(25,792)	(75,536)	(29,673)	689	(2,083)
Deductions for surrender charges (note 2d)	(2,372)	(211)	(2,135)	(153)	(3,134)	(14)	(466)	(580)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88,785)	(87,753)	(16,624)	(24,677)	(43,718)	(34,563)	(10,926)	(12,530)
Asset charges (note 3):	(3,847)	(3,739)	(1,552)	(2,186)	(2,748)	(3,202)	(621)	(803)
Adjustments to maintain reserves	6	(26)	1	(17)	(28)	594	10	(31)

Net equity transactions	464,043	(346,646)	(1,300,445)	1,615,830	(276,773)	(1,398,946)	46,590	(48,737)

Net change in contract owners’ equity	(96,252)	(167,560)	(1,729,974)	1,610,248	(181,701)	(37,171)	80,125	(109,243)
Contract owners’ equity beginning of period	140,716	308,276	1,865,292	255,044	423,632	460,803	109,292	218,535

Contract owners’ equity end of period	$44,464	140,716	135,318	1,865,292	241,931	423,632	189,417	109,292

CHANGES IN UNITS:
Beginning units	13,360	43,324	194,213	33,112	40,032	60,634	12,134	16,262
Units purchased	4,157	35,880	2,150	168,992	1,600	1,128	6,498	2,491
Units redeemed	(10,472)	(65,844)	(175,379)	(7,891)	(10,077)	(21,730)	(1,628)	(6,619)

Ending units	7,045	13,360	20,984	194,213	31,555	40,032	17,004	12,134

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RLF		RMED		RVCEQ		RVARS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	278	-	-	1,157	3,980	750
Realized gain (loss) on investments	(10,063)	(20,274)	(38,191)	(241,396)	689	(17,575)	4,591	(59,899)
Change in unrealized gain (loss) on investments	6,356	(3,271)	141,019	(25,428)	5,206	3,409	(7,146)	14,159
Reinvested capital gains	-	2,078	-	-	-	84	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,707)	(21,467)	103,106	(266,824)	5,895	(12,925)	1,425	(44,990)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,679	2,151	58,066	89,209	1,170	576	35,136	55,216
Transfers between funds	54,709	3,674	193,594	(24,228)	12,151	9,937	232,618	(93,093)
Surrenders (note 6)	(43)	-	(23,622)	(22,841)	-	-	(3,002)	(1,204)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(571)	(4,573)	(3,644)	(4,792)	-	-	574	(41,824)
Deductions for surrender charges (note 2d)	(855)	(382)	901	(11,086)	-	-	(641)	(2,670)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,623)	(3,130)	(35,343)	(39,531)	(1,592)	(1,632)	(19,379)	(20,202)
Asset charges (note 3):	(117)	(120)	(1,407)	(1,897)	(101)	(93)	(1,165)	(967)
Adjustments to maintain reserves	9	(19)	10	(61)	(1)	(16)	(2)	(11)

Net equity transactions	54,188	(2,399)	188,555	(15,227)	11,627	8,772	244,139	(104,755)

Net change in contract owners’ equity	50,481	(23,866)	291,661	(282,051)	17,522	(4,153)	245,564	(149,745)
Contract owners’ equity beginning of period	3,623	27,489	261,577	543,628	18,736	22,889	123,162	272,907

Contract owners’ equity end of period	$54,104	3,623	553,238	261,577	36,258	18,736	368,726	123,162

CHANGES IN UNITS:
Beginning units	451	1,742	31,809	29,858	3,055	2,278	14,173	25,526
Units purchased	4,837	164	19,302	7,711	1,866	1,003	32,587	5,598
Units redeemed	(362)	(1,455)	(6,965)	(5,760)	(265)	(226)	(2,888)	(16,951)

Ending units	4,926	451	44,146	31,809	4,656	3,055	43,872	14,173

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVF		ROF		RNF		RPMF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	473	-	432	4,084	929	-	-
Realized gain (loss) on investments	935,146	(799,337)	439,069	(614,232)	(42,470)	(130,894)	589,727	(1,115,927)
Change in unrealized gain (loss) on investments	82,026	17,935	31,124	44,804	144,031	(78,610)	(206,234)	278,080
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,017,172	(780,929)	470,193	(568,996)	105,645	(208,575)	383,493	(837,847)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	312,163	102,267	210,202	34,871	(659)	31,648	23,331	95,581
Transfers between funds	923,678	(1,859,108)	(449,648)	(2,740,125)	168,673	(276,108)	(335,440)	438,650
Surrenders (note 6)	(35,667)	(82,794)	(108,428)	(38,369)	(4,776)	(50,728)	(15,893)	(24,375)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	235	(8,604)	(11,915)	(15,661)	(4,199)	(12,035)	(22,114)	(44,831)
Deductions for surrender charges (note 2d)	(566)	(24,176)	(14,002)	(7,749)	(1,586)	(4,496)	(6,434)	(2,361)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(150,137)	(84,361)	(81,820)	(49,723)	(33,318)	(27,002)	(78,821)	(65,189)
Asset charges (note 3):	(6,226)	(4,348)	(4,498)	(3,569)	(1,411)	(1,587)	(4,886)	(6,125)
Adjustments to maintain reserves	17	(28)	2,785	(9)	6	(26)	6	(66)

Net equity transactions	1,043,497	(1,961,152)	(457,324)	(2,820,334)	122,730	(340,334)	(440,251)	391,284

Net change in contract owners’ equity	2,060,669	(2,742,081)	12,869	(3,389,330)	228,375	(548,909)	(56,758)	(446,563)
Contract owners’ equity beginning of period	293,224	3,035,305	1,262,450	4,651,780	181,771	730,680	1,386,861	1,833,424

Contract owners’ equity end of period	$2,353,893	293,224	1,275,319	1,262,450	410,146	181,771	1,330,103	1,386,861

CHANGES IN UNITS:
Beginning units	63,731	180,778	147,663	316,054	24,503	44,842	120,975	98,254
Units purchased	200,290	10,611	18,275	2,794	22,145	3,790	7,900	31,361
Units redeemed	(29,128)	(127,658)	(67,801)	(171,185)	(5,847)	(24,129)	(51,133)	(8,640)

Ending units	234,893	63,731	98,137	147,663	40,801	24,503	77,742	120,975

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RREF		RRF		RMEK		RTF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,312	1,514	-	-	-	783	6,828	-
Realized gain (loss) on investments	(39,703)	(133,159)	19,153	(18,108)	(288,072)	(620,102)	515,190	(1,149,666)
Change in unrealized gain (loss) on investments	61,668	(12,702)	1,615	110	75,691	36,312	65,068	49,869
Reinvested capital gains	-	15,252	-	4	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,277	(129,095)	20,768	(17,994)	(212,381)	(583,007)	587,086	(1,099,797)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,213	50,421	4,402	725	(52,880)	55,339	19,425	71,796
Transfers between funds	(68,836)	189,382	65,764	40,587	1,858,967	296,411	1,034,582	(298,036)
Surrenders (note 6)	(4,267)	(2,219)	(168)	(1)	(149,592)	(33,410)	(132,756)	(37,630)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,455)	(2,394)	(31,987)	(1,706)	(2,809)	21	(3,914)	12,407
Deductions for surrender charges (note 2d)	(1,116)	(373)	(195)	-	(2,884)	(3,482)	7,308	(30,756)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,246)	(17,594)	(2,848)	(1,406)	(110,827)	(49,819)	(78,403)	(57,930)
Asset charges (note 3):	(568)	(933)	(167)	(102)	(5,399)	(3,764)	(3,467)	(2,431)
Adjustments to maintain reserves	24	(89)	3	(32)	12	(25)	6	(36)

Net equity transactions	(35,251)	216,201	34,804	38,065	1,534,588	261,271	842,781	(342,616)

Net change in contract owners’ equity	(8,974)	87,106	55,572	20,071	1,322,207	(321,736)	1,429,867	(1,442,413)
Contract owners’ equity beginning of period	221,683	134,577	21,781	1,710	230,303	552,039	172,728	1,615,141

Contract owners’ equity end of period	$212,709	221,683	77,353	21,781	1,552,510	230,303	1,602,595	172,728

CHANGES IN UNITS:
Beginning units	23,348	8,272	2,887	152	28,290	32,980	30,314	90,754
Units purchased	5,330	16,768	8,130	3,045	146,950	6,260	195,145	4,762
Units redeemed	(10,794)	(1,692)	(3,908)	(310)	(32,188)	(10,950)	(33,313)	(65,202)

Ending units	17,884	23,348	7,109	2,887	143,052	28,290	192,146	30,314

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVLCG		RVLCV		RVMCG		RVMCV

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	3,398	1,106	-	-	3,207	-
Realized gain (loss) on investments	75,914	(103,928)	41,787	(115,776)	66,170	(124,592)	(4,836)	(18,848)
Change in unrealized gain (loss) on investments	52,179	(2,669)	17,276	24,507	141,941	(34,891)	105,780	(76,233)
Reinvested capital gains	-	-	-	16,293	-	-	-	24,662

Net increase (decrease) in contract owners’ equity resulting from operations	128,093	(106,597)	62,461	(73,870)	208,111	(159,483)	104,151	(70,419)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,013	22,323	28,606	34,098	49,454	50,440	31,953	47,257
Transfers between funds	(9,299)	104,667	128,104	(22,557)	16,414	(288,328)	320,992	15,250
Surrenders (note 6)	(10,847)	(17,029)	(593)	(13,148)	(18,731)	(2,466)	(1,158)	(2,125)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(25,507)	(10,655)	(5,868)	(193)	(3,380)	(1,983)	(7,928)	2,095
Deductions for surrender charges (note 2d)	(2,893)	(5,563)	(389)	(1,058)	(4,822)	(168)	(521)	(199)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,857)	(26,358)	(10,027)	(10,667)	(34,854)	(24,501)	(19,033)	(14,078)
Asset charges (note 3):	(1,168)	(961)	(602)	(536)	(1,755)	(1,353)	(922)	(678)
Adjustments to maintain reserves	9	(40)	8	(31)	-	(22)	16	(47)

Net equity transactions	(48,549)	66,384	139,239	(14,092)	2,326	(268,381)	323,399	47,475

Net change in contract owners’ equity	79,544	(40,213)	201,700	(87,962)	210,437	(427,864)	427,550	(22,944)
Contract owners’ equity beginning of period	260,019	300,232	50,964	138,926	195,271	623,135	100,557	123,501

Contract owners’ equity end of period	$339,563	260,019	252,664	50,964	405,708	195,271	528,107	100,557

CHANGES IN UNITS:
Beginning units	36,824	25,586	7,606	10,646	22,604	46,060	12,832	8,884
Units purchased	7,133	17,368	19,505	4,047	13,281	7,681	33,658	7,384
Units redeemed	(11,296)	(6,130)	(2,181)	(7,087)	(5,937)	(31,137)	(3,083)	(3,436)

Ending units	32,661	36,824	24,930	7,606	29,948	22,604	43,407	12,832

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVSCG		RVSCV		RVSDL		RTEC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	5,222	1,155	-	-	-	-
Realized gain (loss) on investments	62,831	(54,039)	76,114	(39,012)	(70,983)	56,724	37,126	(65,856)
Change in unrealized gain (loss) on investments	24,778	2,117	30,860	(42,221)	23,540	(13,512)	25,862	1,213
Reinvested capital gains	-	-	-	-	34,607	-	-	12,843

Net increase (decrease) in contract owners’ equity resulting from operations	87,609	(51,922)	112,196	(80,078)	(12,836)	43,212	62,988	(51,800)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,077	19,428	21,037	20,023	3,559	85,394	3,381	4,756
Transfers between funds	125,559	30,752	10,806	116,769	102,534	(82,848)	102,088	(177,231)
Surrenders (note 6)	(10,020)	(272)	(8,037)	(309)	(989)	(4,396)	(9,411)	(7,863)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,747)	(2,194)	(2,474)	494	(120)	(6,333)	(4,132)	129
Deductions for surrender charges (note 2d)	(2,008)	(10)	(1,302)	(6)	(89)	(91)	(2,478)	(927)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,532)	(9,397)	(29,851)	(8,775)	(7,455)	(14,586)	(9,690)	(9,573)
Asset charges (note 3):	(998)	(592)	(1,077)	(546)	(334)	(558)	(570)	(499)
Adjustments to maintain reserves	(3)	(8)	1	(43)	13	(12)	8	(33)

Net equity transactions	112,328	37,707	(10,897)	127,607	97,119	(23,430)	79,196	(191,241)

Net change in contract owners’ equity	199,937	(14,215)	101,299	47,529	84,283	19,782	142,184	(243,041)
Contract owners’ equity beginning of period	65,333	79,548	107,824	60,295	95,022	75,240	42,768	285,809

Contract owners’ equity end of period	$265,270	65,333	209,123	107,824	179,305	95,022	184,952	42,768

CHANGES IN UNITS:
Beginning units	7,515	6,010	16,432	5,192	10,248	8,566	6,064	22,122
Units purchased	19,186	2,681	8,163	12,290	16,412	10,980	13,574	562
Units redeemed	(3,925)	(1,176)	(4,955)	(1,050)	(3,683)	(9,298)	(2,785)	(16,620)

Ending units	22,776	7,515	19,640	16,432	22,977	10,248	16,853	6,064

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RTEL		RTRF		RUTL		RVWDL

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$141	660	418	-	5,765	813	58	-
Realized gain (loss) on investments	17,167	(99,855)	(20,777)	(65,703)	(6,355)	(129,567)	(32,795)	(49,812)
Change in unrealized gain (loss) on investments	(5,548)	6,061	12,744	(8,890)	823	5,254	(6,246)	64,656
Reinvested capital gains	-	61,557	-	2,856	-	2,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,760	(31,577)	(7,615)	(71,737)	233	(121,350)	(38,983)	14,844

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51	2,836	12,741	20,124	15,963	42,319	8,156	12,233
Transfers between funds	(76,802)	(28,163)	15,038	140,691	28,342	2,964	(466,393)	76,517
Surrenders (note 6)	(2,720)	(1,929)	(2,811)	(7)	(254)	(3,166)	(5,004)	(1,453)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(12)	(1,368)	1,607	(5,778)	(18,362)	(15,398)	(799)	14
Deductions for surrender charges (note 2d)	(1,250)	(286)	(2,371)	-	(2,147)	(2,354)	(2,632)	(215)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,680)	(6,617)	(7,074)	(18,313)	(10,603)	(27,166)	(8,313)	(12,675)
Asset charges (note 3):	(199)	(423)	(301)	(773)	(485)	(1,316)	(491)	(822)
Adjustments to maintain reserves	7	(34)	9	(30)	20	(73)	7	(14)

Net equity transactions	(83,605)	(35,984)	16,838	135,914	12,474	(4,190)	(475,469)	73,585

Net change in contract owners’ equity	(71,845)	(67,561)	9,223	64,177	12,707	(125,540)	(514,452)	88,429
Contract owners’ equity beginning of period	92,178	159,739	121,961	57,784	132,469	258,009	654,948	566,519

Contract owners’ equity end of period	$20,333	92,178	131,184	121,961	145,176	132,469	140,496	654,948

CHANGES IN UNITS:
Beginning units	10,244	9,704	11,708	4,146	9,772	13,404	60,277	45,758
Units purchased	128	2,273	1,685	9,499	2,927	4,393	731	15,756
Units redeemed	(8,616)	(1,733)	(2,665)	(1,937)	(3,288)	(8,025)	(48,879)	(1,237)

Ending units	1,756	10,244	10,728	11,708	9,411	9,772	12,129	60,277

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF		SGRF3		NVMM2		SAM2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	2,855	323,995
Realized gain (loss) on investments	(623)	31	(9,777)	(44)	-	-	-	-
Change in unrealized gain (loss) on investments	604	(1,904)	10,457	(13,938)	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19)	(1,873)	680	(13,982)	-	-	2,855	323,995

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	751	4,980	134,434	-	2,483,835	6,085,635
Transfers between funds	(611)	-	(17,439)	-	25,708,333	-	(31,410,186)	9,108,347
Surrenders (note 6)	(1,211)	-	(1,287)	-	(7,269)	-	(2,040,533)	(982,097)
Death benefits (note 4)	-	-	-	-	-	-	-	(35,021)
Net policy repayments (loans) (note 5)	-	-	-	-	(44,657)	-	(1,820,933)	(426,263)
Deductions for surrender charges (note 2d)	(216)	-	(235)	-	(8,732)	-	(169,050)	(131,372)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33)	(244)	(313)	(998)	(62,862)	-	(1,213,347)	(1,471,995)
Asset charges (note 3):	(2)	(21)	(26)	(109)	(4,065)	-	(85,564)	(93,253)
Adjustments to maintain reserves	8	(18)	8	(23)	(2)	-	28	2

Net equity transactions	(2,065)	(283)	(18,541)	3,850	25,715,180	-	(34,255,750)	12,053,983

Net change in contract owners’ equity	(2,084)	(2,156)	(17,861)	(10,132)	25,715,180	-	(34,252,895)	12,377,978
Contract owners’ equity beginning of period	2,084	4,240	17,861	27,993	-	-	34,252,895	21,874,917

Contract owners’ equity end of period	$-	2,084	-	17,861	25,715,180	-	-	34,252,895

CHANGES IN UNITS:
Beginning units	239	262	2,358	1,992	-	-	3,034,772	1,962,104
Units purchased	-	-	102	474	2,585,505	-	252,834	1,508,371
Units redeemed	(239)	(23)	(2,460)	(108)	(13,987)	-	(3,287,606)	(435,703)

Ending units	-	239	-	2,358	2,571,518	-	-	3,034,772

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVHEQ

	2009	2008

Investment activity:
Net investment income (loss)	$738	1,469
Realized gain (loss) on investments	(5,573)	(67,201)
Change in unrealized gain (loss) on investments	(1,575)	17,806
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,410)	(47,926)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,549	16,024
Transfers between funds	(95,643)	(101,708)
Surrenders (note 6)	(1,566)	(1,345)
Death benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	1,337	(2,950)
Deductions for surrender charges (note 2d)	(314)	(238)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,117)	(14,189)
Asset charges (note 3):	(183)	(753)
Adjustments to maintain reserves	7	(5)

Net equity transactions	(95,930)	(105,164)

Net change in contract owners’ equity	(102,340)	(153,090)
Contract owners’ equity beginning of period	102,340	255,430

Contract owners’ equity end of period	$-	102,340

CHANGES IN UNITS:
Beginning units	12,746	24,228
Units purchased	621	2,639
Units redeemed	(13,367)	(14,121)

Ending units	-	12,746

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges. Policy owners may invest in the following:

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Fund - Class II (TRF2)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class II (NVMM2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class II (ACVIG2)

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class II (ACVU2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class II (ACVV2)

VP Value Fund - Class III (ACVV3)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

Contrafund Portfolio - Service Class 2 (FC2)

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

RYDEX FUNDS

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

Variable Trust: Biotechnology Fund (RBF)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

Variable Trust: Nova Fund (RNF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

Z CLOSED FUNDS

NVIT Money Market Fund II (obsolete) (SAM2)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $238,723 and $414,026, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, and declines in specified percentages each year. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,000 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the Specified Amount or minimum required death benefit;
2)	The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;
3)	The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $821,471 and $759,592, respectively, and total transfers from the Account to the fixed account were $3,039,120 and $1,704,892, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$55,248,823	0	$55,248,823

Net Accounts Payable of $229 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)	$4,300,567	$3,927,751
NVIT Fund - Class II (TRF2)	73	1,463
NVIT Fund - Class III (TRF3)	11,717	8,384
NVIT Government Bond Fund - Class I (GBF)	1,517	2,285
NVIT Government Bond Fund - Class III (GBF3)	825,839	1,080,182
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	32	6,125
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	301,711	230,650
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	43,818	70,591
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	127	120
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	159,728	279,964
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,862	3,458
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	482,820	443,021
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	201,538	187,304
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	18,049	2,630
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	-	1,851
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	1,275	3,537
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	3	2,937
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	3,195	4,683
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	24	8,949
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	513,140	216,779
VP Income & Growth Fund - Class II (ACVIG2)	221	380
VP Income & Growth Fund - Class III (ACVIG3)	35,649	52,029
VP Ultra(R) Fund - Class II (ACVU2)	24	5,868
VP Ultra(R) Fund - Class III (ACVU3)	10,107	25,707
VP Value Fund - Class II (ACVV2)	1,450	9,862
VP Value Fund - Class III (ACVV3)	78,274	94,999
Contrafund Portfolio - Service Class 2 (FC2)	458	27,439
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)	426,893	350,128
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	644	21,958
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)	198,733	408,938
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	22	1,101
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)	58,493	106,657
Variable Trust: All-Cap Opportunity Fund (RSRF)	394,194	343,818
Variable Trust: Banking Fund (RBKF)	1,384,452	1,261,374
Variable Trust: Basic Materials Fund (RBMF)	1,634,444	1,419,516
Variable Trust: Biotechnology Fund (RBF)	2,337,675	501,110
Variable Trust: Commodities Strategy Fund (RVCMD)	637,104	580,310
Variable Trust: Consumer Products Fund (RCPF)	241,111	271,922
Variable Trust: Dow 2x Strategy Fund (RVLDD)	2,392,431	2,344,443
Variable Trust: Electronics Fund (RELF)	441,744	384,567
Variable Trust: Energy Fund (RENF)	2,065,044	1,912,791
Variable Trust: Energy Services Fund (RESF)	1,177,242	1,325,532
Variable Trust: Europe 1.25x Strategy Fund (RLCE)	1,015,344	942,447
Variable Trust: Financial Services Fund (RFSF)	584,862	658,730
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)	18,419,302	19,082,679
Variable Trust: Health Care Fund (RHCF)	392,401	559,399
Variable Trust: Internet Fund (RINF)	358,373	359,640
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)	2,547,742	2,581,202
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)	2,911,658	3,162,256
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)	1,818,204	766,454
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)	43,571,721	43,672,990
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)	40,259,276	42,015,510

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)	56,415,111	56,611,798
Variable Trust: Japan 2x Strategy Fund (RLCJ)	288,654	260,385
Variable Trust: Leisure Fund (RLF)	238,385	194,270
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)	1,297,220	1,146,589
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)	26,862	14,545
Variable Trust: Multi-Hedge Strategies Fund (RVARS)	694,144	441,436
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)	49,374,166	47,395,541
Variable Trust: NASDAQ-100(R) Fund (ROF)	17,545,440	17,563,704
Variable Trust: Nova Fund (RNF)	2,628,570	2,544,231
Variable Trust: Precious Metals Fund (RPMF)	3,311,748	3,162,277
Variable Trust: Real Estate Fund (RREF)	387,040	457,717
Variable Trust: Retailing Fund (RRF)	367,315	313,362
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)	108,504,296	107,257,792
Variable Trust: S&P 500 2x Strategy Fund (RTF)	35,016,516	33,651,725
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)	604,621	577,265
Variable Trust: S&P 500 Pure Value Fund (RVLCV)	389,004	204,588
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)	657,856	589,360
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)	627,374	305,621
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)	620,674	445,513
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)	791,347	720,909
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)	1,840,270	1,779,540
Variable Trust: Technology Fund (RTEC)	475,061	358,747
Variable Trust: Telecommunications Fund (RTEL)	383,247	449,551
Variable Trust: Transportation Fund (RTRF)	272,964	276,495
Variable Trust: Utilities Fund (RUTL)	428,373	416,509
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)	926,564	1,434,777
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	-	2,695
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)	563	28,887
NVIT Money Market Fund - Class II (NVMM2)	27,677,140	1,961,958
NVIT Money Market Fund II (obsolete) (SAM2)	213,241,722	247,494,583
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)	5,139	105,911

Total	$657,299,713	$659,902,701

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	279,704	$11.606343	$3,246,341	8.77%	46.08%
2008	0.00%	274,948	7.945275	2,184,538	9.94%	-28.10%
2007	0.00%	11,908	11.050073	131,584	5.31%	3.17%
2006	0.00%	5,192	10.710781	55,610	5.76%	7.11%	5/1/2006
NVIT Fund - Class II (TRF2)
2009	0.00%	653	11.386836	7,436	1.10%	25.56%
2008	0.00%	745	9.069070	6,756	1.18%	-41.61%
2007	0.00%	850	15.531959	13,202	0.83%	7.89%
2006	0.00%	966	14.395658	13,906	0.92%	13.40%
2005	0.00%	1,130	12.694519	14,345	0.42%	7.04%
NVIT Fund - Class III (TRF3)
2009	0.00%	3,457	10.072787	34,822	1.35%	26.16%
2008	0.00%	2,677	7.983847	21,373	3.17%	-41.54%
2007	0.00%	1,890	13.657504	25,813	1.76%	8.22%
2006	0.00%	2,316	12.620064	29,228	1.16%	13.71%
2005	0.00%	1,560	11.098742	17,314	0.83%	10.99%	5/2/2005
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	2,273	13.450226	30,572	3.41%	2.69%
2008	0.00%	2,449	13.098136	32,077	4.22%	7.72%
2007	0.00%	2,614	12.159545	31,785	4.42%	7.16%
2006	0.00%	2,848	11.347304	32,317	4.06%	3.34%
2005	0.00%	4,484	10.980441	49,236	1.46%	3.26%
NVIT Government Bond Fund - Class III (GBF3)
2009	0.00%	100,792	12.438610	1,253,712	3.49%	2.69%
2008	0.00%	129,103	12.112370	1,563,743	4.98%	7.73%
2007	0.00%	40,388	11.243704	454,111	4.65%	7.15%
2006	0.00%	17,056	10.493015	178,969	4.84%	3.35%
2005	0.00%	5,436	10.153318	55,193	3.43%	1.53%	5/2/2005
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	2	12.080820	24	1.42%	27.21%
2008	0.00%	395	9.497063	3,751	2.04%	-36.84%
2007	0.00%	450	15.037103	6,767	1.92%	5.96%
2006	0.00%	486	14.191530	6,897	1.97%	16.87%
2005	0.00%	540	12.143224	6,557	1.85%	7.93%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2009	0.00%	38,031	11.168245	424,740	0.95%	27.37%
2008	0.00%	24,979	8.768562	219,030	1.45%	-36.89%
2007	0.00%	196,210	13.893242	2,725,993	4.87%	5.97%
2006	0.00%	11,738	13.110997	153,897	3.10%	16.92%
2005	0.00%	1,758	11.213798	19,714	2.78%	12.14%	5/2/2005
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2009	0.00%	13,818	11.871028	164,034	1.75%	9.25%
2008	0.00%	16,092	10.866345	174,861	3.51%	-6.18%
2007	0.00%	9,988	11.581503	115,676	4.29%	5.43%
2006	0.00%	2,544	10.985285	27,947	2.88%	6.13%
2005	0.00%	4,990	10.350568	51,649	1.90%	3.51%	5/2/2005
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	297	12.316469	3,658	1.55%	19.14%
2008	0.00%	305	10.338217	3,153	1.66%	-23.20%
2007	0.00%	1,346	13.460367	18,118	2.30%	5.66%
2006	0.00%	2,734	12.739401	34,830	2.04%	11.35%
2005	0.00%	6,366	11.440576	72,831	2.62%	5.34%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2009	0.00%	40,018	11.601785	464,280	1.55%	19.37%
2008	0.00%	46,082	9.718804	447,862	2.89%	-23.37%
2007	0.00%	44,914	12.682135	569,605	3.04%	5.70%
2006	0.00%	27,930	11.997767	335,098	2.71%	11.44%
2005	0.00%	14,960	10.765754	161,056	2.34%	7.66%	5/2/2005
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	2,981	$12.326065	$36,744	1.31%	24.39%
2008	0.00%	3,221	9.909016	31,917	2.45%	-31.39%
2007	0.00%	3,506	14.442614	50,636	2.07%	6.15%
2006	0.00%	6,138	13.605809	83,512	2.13%	14.54%
2005	0.00%	7,256	11.878625	86,191	2.29%	7.07%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2009	0.00%	53,728	11.431162	614,173	1.45%	24.27%
2008	0.00%	35,715	9.198575	328,527	2.06%	-31.39%
2007	0.00%	85,062	13.406873	1,140,415	3.02%	6.16%
2006	0.00%	25,380	12.629205	320,529	2.85%	14.56%
2005	0.00%	11,276	11.024077	124,307	2.21%	10.24%	5/2/2005
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2007	0.00%	212	12.780655	2,709	3.05%	5.86%
2006	0.00%	216	12.073257	2,608	2.74%	8.42%
2005	0.00%	220	11.135379	2,450	2.11%	4.49%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2009	0.00%	3,341	11.794941	39,407	2.72%	14.63%
2008	0.00%	1,966	10.289483	20,229	2.32%	-15.03%
2007	0.00%	19,792	12.108905	239,659	3.59%	5.82%
2006	0.00%	2,712	11.442941	31,033	2.56%	8.39%
2005	0.00%	5,696	10.556801	60,132	1.93%	5.57%	5/2/2005
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	1,542	12.415831	19,145	0.00%	24.16%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	0.00%	176	7.573815	1,333	0.00%	-46.54%
2007	0.00%	192	14.165991	2,720	0.00%	9.50%
2006	0.00%	204	12.936937	2,639	0.00%	2.99%
2005	0.00%	222	12.561849	2,789	0.00%	7.73%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2009	0.00%	895	9.307981	8,331	0.00%	27.63%
2008	0.00%	1,017	7.292775	7,417	0.00%	-46.45%
2007	0.00%	844	13.619779	11,495	0.00%	9.81%
2006	0.00%	102	12.403041	1,265	0.00%	3.23%
2005	0.00%	48	12.015208	577	0.00%	20.15%	5/2/2005
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	0.00%	57	12.769979	728	0.45%	25.86%
2008	0.00%	218	10.146116	2,212	0.91%	-32.30%
2007	0.00%	238	14.986718	3,567	0.97%	-7.23%
2006	0.00%	256	16.154401	4,136	0.15%	17.10%
2005	0.00%	1,076	13.795785	14,844	0.00%	2.78%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2009	0.00%	2,118	10.709743	22,683	0.52%	26.33%
2008	0.00%	2,067	8.477744	17,523	1.13%	-32.21%
2007	0.00%	1,882	12.505138	23,535	1.15%	-6.92%
2006	0.00%	2,216	13.435365	29,773	0.47%	17.37%
2005	0.00%	1,502	11.447242	17,194	0.12%	14.47%	5/2/2005
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	0.00%	1,133	13.763093	15,594	0.17%	34.43%
2008	0.00%	1,555	10.238139	15,920	0.61%	-38.35%
2007	0.00%	1,648	16.607844	27,370	0.00%	1.89%
2006	0.00%	1,682	16.298982	27,415	0.05%	11.75%
2005	0.00%	2,012	14.584947	29,345	0.00%	12.01%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2009	0.00%	38,518	11.148548	429,420	0.20%	34.73%
2008	0.00%	7,017	8.274662	58,063	0.69%	-38.16%
2007	0.00%	4,660	13.381102	62,356	0.02%	2.11%
2006	0.00%	4,922	13.104467	64,500	0.33%	12.07%
2005	0.00%	1,232	11.693622	14,407	0.00%	16.94%	5/2/2005
VP Income & Growth Fund - Class II (ACVIG2)
2009	0.00%	494	$11.657064	$5,759	4.37%	17.77%
2008	0.00%	517	9.897787	5,117	1.70%	-34.73%
2007	0.00%	718	15.163917	10,888	1.60%	-0.43%
2006	0.00%	750	15.229877	11,422	1.44%	16.81%
2005	0.00%	1,326	13.037836	17,288	34.55%	4.52%
VP Income & Growth Fund - Class III (ACVIG3)
2009	0.00%	11,879	9.739449	115,695	4.90%	18.10%
2008	0.00%	11,835	8.246990	97,603	2.40%	-34.59%
2007	0.00%	17,228	12.607351	217,199	1.48%	-0.07%
2006	0.00%	11,246	12.615826	141,878	1.36%	17.09%
2005	0.00%	5,672	10.774753	61,114	0.00%	7.75%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VP Ultra(R) Fund - Class II (ACVU2)
2009	0.00%	1,138	10.944258	12,455	0.21%	34.52%
2008	0.00%	1,574	8.135719	12,806	0.00%	-41.65%
2007	0.00%	1,664	13.942182	23,200	0.00%	20.84%
2006	0.00%	4,954	11.537562	57,157	0.00%	-3.39%
2005	0.00%	5,704	11.942190	68,118	0.00%	1.97%
VP Ultra(R) Fund - Class III (ACVU3)
2009	0.00%	6,956	10.172081	70,757	0.31%	34.54%
2008	0.00%	7,813	7.560823	59,073	0.00%	-41.52%
2007	0.00%	7,520	12.928640	97,223	0.00%	21.04%
2006	0.00%	6,486	10.681571	69,281	0.00%	-3.28%
2005	0.00%	2,692	11.043659	29,730	0.00%	10.44%	5/2/2005
VP Value Fund - Class II (ACVV2)
2009	0.00%	2,046	13.060975	26,723	5.69%	19.72%
2008	0.00%	2,572	10.909345	28,059	2.28%	-26.80%
2007	0.00%	2,872	14.904082	42,805	1.73%	-5.31%
2006	0.00%	4,474	15.739668	70,419	1.21%	18.46%
2005	0.00%	4,744	13.286571	63,031	1.04%	4.85%
VP Value Fund - Class III (ACVV3)
2009	0.00%	29,962	10.672512	319,770	5.59%	19.86%
2008	0.00%	29,398	8.904231	261,767	2.62%	-26.78%
2007	0.00%	40,622	12.160229	493,973	1.35%	-5.14%
2006	0.00%	28,188	12.818874	361,338	1.21%	18.65%
2005	0.00%	14,436	10.803690	155,962	0.00%	8.04%	5/2/2005
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.00%	2,923	14.941493	43,674	1.13%	35.47%
2008	0.00%	4,369	11.029518	48,188	0.78%	-42.69%
2007	0.00%	4,758	19.245347	91,569	0.57%	17.30%
2006	0.00%	9,232	16.406598	151,466	0.90%	11.43%
2005	0.00%	12,254	14.723477	180,421	0.14%	16.65%
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2009	0.00%	74,682	12.137523	906,454	1.41%	35.46%
2008	0.00%	59,096	8.960063	529,504	0.60%	-42.69%
2007	0.00%	102,134	15.633758	1,596,738	1.01%	17.30%
2006	0.00%	51,338	13.328329	684,250	1.17%	11.43%
2005	0.00%	16,980	11.961699	203,110	0.00%	19.62%	5/2/2005
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	0.00%	2,832	11.819074	33,472	2.02%	29.88%
2008	0.00%	4,127	9.099694	37,554	2.24%	-42.81%
2007	0.00%	4,452	15.911679	70,839	1.19%	1.27%
2006	0.00%	8,350	15.711721	131,193	3.01%	19.93%
2005	0.00%	9,668	13.100905	126,660	1.48%	5.57%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2009	0.00%	25,943	9.915421	257,236	1.53%	29.95%
2008	0.00%	29,744	7.630455	226,960	2.57%	-42.82%
2007	0.00%	24,786	13.343675	330,736	1.76%	1.27%
2006	0.00%	18,672	13.176169	246,025	3.37%	19.89%
2005	0.00%	9,848	10.990361	108,233	0.00%	9.90%	5/2/2005
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	0.00%	799	$10.614127	$8,481	0.20%	27.97%
2008	0.00%	893	8.294550	7,407	0.56%	-47.31%
2007	0.00%	1,094	15.741342	17,221	0.51%	26.66%
2006	0.00%	2,334	12.428116	29,007	0.16%	6.57%
2005	0.00%	3,092	11.661647	36,058	0.25%	5.50%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2009	0.00%	14,179	10.235132	145,124	0.18%	27.98%
2008	0.00%	15,682	7.997632	125,419	0.24%	-47.31%
2007	0.00%	41,960	15.178221	636,878	0.40%	26.66%
2006	0.00%	5,890	11.983852	70,585	0.21%	6.58%
2005	0.00%	4,986	11.243640	56,061	0.00%	12.44%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Trust: All-Cap Opportunity Fund (RSRF)
2009	0.00%	53,493	13.734401	734,694	0.14%	27.29%
2008	0.00%	45,909	10.789544	495,337	0.00%	-40.73%
2007	0.00%	57,518	18.205576	1,047,148	0.00%	22.75%
2006	0.00%	35,262	14.831991	523,006	0.00%	11.39%
2005	0.00%	19,448	13.315851	258,967	0.00%	13.71%
Variable Trust: Banking Fund (RBKF)
2009	0.00%	29,488	5.798144	170,976	4.66%	-3.43%
2008	0.00%	8,143	6.004219	48,892	0.10%	-41.16%
2007	0.00%	2,542	10.204559	25,940	1.72%	-27.08%
2006	0.00%	22,686	13.994135	317,471	2.27%	11.25%
2005	0.00%	2,582	12.579511	32,480	4.89%	-2.77%
Variable Trust: Basic Materials Fund (RBMF)
2009	0.00%	23,381	20.405965	477,112	0.32%	55.46%
2008	0.00%	17,231	13.126195	226,178	0.64%	-45.40%
2007	0.00%	29,380	24.039646	706,285	0.14%	33.97%
2006	0.00%	17,404	17.944662	312,309	1.41%	22.29%
2005	0.00%	4,112	14.673284	60,337	0.40%	4.04%
Variable Trust: Biotechnology Fund (RBF)
2009	0.00%	164,194	12.166406	1,997,651	0.00%	18.34%
2008	0.00%	16,986	10.280937	174,632	0.00%	-11.78%
2007	0.00%	15,098	11.653173	175,940	0.00%	4.40%
2006	0.00%	6,516	11.161543	72,729	0.00%	-3.32%
2005	0.00%	23,156	11.545119	267,339	0.00%	10.67%
Variable Trust: Commodities Strategy Fund (RVCMD)
2009	0.00%	62,454	5.701499	356,081	2.05%	11.56%
2008	0.00%	32,869	5.110532	167,978	1.83%	-49.02%
2007	0.00%	33,836	10.025298	339,216	0.00%	31.02%
2006	0.00%	7,690	7.651770	58,842	0.00%	-23.48%	5/1/2006
Variable Trust: Consumer Products Fund (RCPF)
2009	0.00%	4,256	14.584742	62,073	1.70%	19.12%
2008	0.00%	7,423	12.243999	90,888	0.08%	-23.39%
2007	0.00%	17,676	15.982190	282,501	2.69%	11.08%
2006	0.00%	23,366	14.388183	336,194	1.29%	17.42%
2005	0.00%	1,342	12.253101	16,444	0.53%	-0.40%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2009	0.00%	31,456	7.732093	243,221	0.00%	36.87%
2008	0.00%	31,734	5.649202	179,272	2.38%	-61.71%
2007	0.00%	53,504	14.755247	789,465	1.17%	8.15%
2006	0.00%	42,684	13.643242	582,348	0.63%	30.54%
2005	0.00%	53,398	10.451225	558,075	1.00%	-3.81%
Variable Trust: Electronics Fund (RELF)
2009	0.00%	8,908	$7.441265	$66,287	0.00%	71.85%
2008	0.00%	1,021	4.330161	4,421	0.00%	-50.11%
2007	0.00%	4,126	8.679366	35,811	0.00%	-2.50%
2006	0.00%	3,472	8.901590	30,906	0.00%	2.49%
2005	0.00%	6,830	8.685720	59,323	0.00%	3.87%
Variable Trust: Energy Fund (RENF)
2009	0.00%	25,302	23.096917	584,398	0.00%	38.50%
2008	0.00%	25,628	16.676466	427,384	0.00%	-46.03%
2007	0.00%	34,604	30.901881	1,069,329	0.00%	33.22%
2006	0.00%	13,530	23.196806	313,853	0.00%	11.93%
2005	0.00%	14,022	20.725001	290,606	0.02%	38.54%
Variable Trust: Energy Services Fund (RESF)
2009	0.00%	17,721	21.626679	383,246	0.00%	62.42%
2008	0.00%	25,844	13.315356	344,123	0.00%	-57.60%
2007	0.00%	34,200	31.405533	1,074,069	0.00%	37.10%
2006	0.00%	8,584	22.907246	196,636	0.00%	10.98%
2005	0.00%	15,384	20.640855	317,539	0.00%	48.30%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2009	0.00%	33,190	14.164397	470,116	2.31%	35.65%
2008	0.00%	18,240	10.441772	190,458	0.42%	-54.86%
2007	0.00%	52,820	23.131559	1,221,809	2.46%	13.06%
2006	0.00%	47,634	20.459178	974,552	3.26%	29.51%
2005	0.00%	11,096	15.797477	175,289	0.69%	6.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Trust: Financial Services Fund (RFSF)
2009	0.00%	10,023	7.874150	78,923	2.29%	19.68%
2008	0.00%	21,952	6.579123	144,426	0.00%	-48.04%
2007	0.00%	7,612	12.662369	96,386	1.72%	-18.80%
2006	0.00%	9,832	15.594448	153,325	1.39%	16.73%
2005	0.00%	3,668	13.359373	49,002	1.03%	3.38%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2009	0.00%	22,432	12.770863	286,476	1.92%	-31.54%
2008	0.00%	56,096	18.655020	1,046,472	2.48%	44.82%
2007	0.00%	35,794	12.881083	461,065	8.75%	9.74%
2006	0.00%	11,224	11.738115	131,749	4.62%	-3.15%
2005	0.00%	57,198	12.119946	693,237	4.23%	7.69%
Variable Trust: Health Care Fund (RHCF)
2009	0.00%	13,761	13.121974	180,571	0.00%	24.65%
2008	0.00%	28,141	10.527344	296,250	0.00%	-24.86%
2007	0.00%	15,064	14.009933	211,046	0.00%	6.02%
2006	0.00%	29,212	13.213853	386,003	0.00%	5.11%
2005	0.00%	12,090	12.571123	151,985	0.00%	10.64%
Variable Trust: Internet Fund (RINF)
2009	0.00%	1,840	14.533743	26,742	0.00%	65.85%
2008	0.00%	2,828	8.762996	24,782	0.00%	-44.87%
2007	0.00%	4,208	15.896277	66,892	0.00%	10.39%
2006	0.00%	12,320	14.400151	177,410	0.00%	9.70%
2005	0.00%	10,806	13.126669	141,847	0.00%	-1.38%
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2009	0.00%	29,170	5.703055	166,358	0.00%	-44.65%
2008	0.00%	19,225	10.303693	198,088	0.07%	60.84%
2007	0.00%	202,906	6.406198	1,299,856	0.65%	-8.99%
2006	0.00%	18,194	7.038825	128,064	1.53%	-21.77%
2005	0.00%	9,932	8.997359	89,362	1.51%	1.63%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2009	0.00%	18,408	$6.727068	$123,832	0.00%	19.41%
2008	0.00%	64,889	5.633507	365,553	0.41%	-30.21%
2007	0.00%	20,956	8.071965	169,156	5.19%	-4.51%
2006	0.00%	100,194	8.453350	846,975	4.68%	8.11%
2005	0.00%	18,996	7.819540	148,540	0.00%	-5.24%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2009	0.00%	169,355	6.632508	1,123,248	0.00%	-35.28%
2008	0.00%	5,867	10.247647	60,123	0.22%	34.42%
2007	0.00%	20,476	7.623663	156,102	3.24%	-1.98%
2006	0.00%	22,088	7.778040	171,801	0.77%	-3.83%
2005	0.00%	1,968	8.087487	15,916	0.37%	-8.16%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2009	0.00%	7,045	6.311386	44,464	0.01%	-40.08%
2008	0.00%	13,360	10.532667	140,716	0.07%	48.02%
2007	0.00%	43,324	7.115591	308,276	2.13%	-11.28%
2006	0.00%	42,542	8.020429	341,205	3.46%	-1.40%
2005	0.00%	30,592	8.134507	248,851	0.00%	1.27%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2009	0.00%	20,984	6.448641	135,318	0.00%	-32.86%
2008	0.00%	194,213	9.604362	1,865,292	0.84%	24.69%
2007	0.00%	33,112	7.702478	255,044	3.78%	5.37%
2006	0.00%	31,834	7.310059	232,708	1.74%	-11.95%
2005	0.00%	9,506	8.302632	78,925	0.79%	-3.05%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2009	0.00%	31,555	7.666947	241,931	0.00%	-27.55%
2008	0.00%	40,032	10.582340	423,632	0.17%	39.25%
2007	0.00%	60,634	7.599743	460,803	2.23%	0.83%
2006	0.00%	100,746	7.537297	759,353	7.68%	-7.50%
2005	0.00%	85,596	8.148729	697,499	0.00%	-0.77%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2009	0.00%	17,004	11.139540	189,417	0.62%	23.68%
2008	0.00%	12,134	9.007103	109,292	0.54%	-32.97%
2007	0.00%	16,262	13.438383	218,535	1.89%	-11.23%
2006	0.00%	57,286	15.138532	867,226	4.87%	5.14%
2005	0.00%	33,996	14.398959	489,507	0.00%	20.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Trust: Leisure Fund (RLF)
2009	0.00%	4,926	10.983316	54,104	0.00%	36.72%
2008	0.00%	451	8.033169	3,623	0.00%	-49.09%
2007	0.00%	1,742	15.779861	27,489	0.00%	-2.54%
2006	0.00%	16,964	16.190743	274,660	0.00%	23.47%
2005	0.00%	140	13.113391	1,836	0.00%	-4.87%
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2009	0.00%	44,146	12.532015	553,238	0.09%	52.40%
2008	0.00%	31,809	8.223375	261,577	0.00%	-54.83%
2007	0.00%	29,858	18.207116	543,628	1.40%	3.60%
2006	0.00%	39,476	17.575073	693,794	0.32%	10.46%
2005	0.00%	47,902	15.910246	762,133	0.00%	14.07%
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
2009	0.00%	4,656	7.787403	36,258	0.00%	26.98%
2008	0.00%	3,055	6.132847	18,736	5.09%	-38.96%
2007	0.00%	2,278	10.048001	22,889	0.40%	-5.26%
2006	0.00%	1,818	10.606110	19,282	0.05%	6.06%	5/1/2006
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2009	0.00%	43,872	8.404584	368,726	1.37%	-3.28%
2008	0.00%	14,173	8.689885	123,162	0.33%	-18.72%
2007	0.00%	25,526	10.691335	272,907	2.15%	3.84%
2006	0.00%	34,066	10.296439	350,758	1.53%	2.96%	5/1/2006
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2009	0.00%	234,893	$10.021130	$2,353,893	0.00%	117.80%
2008	0.00%	63,731	4.600967	293,224	0.04%	-72.60%
2007	0.00%	180,778	16.790237	3,035,305	0.39%	28.20%
2006	0.00%	96,492	13.096608	1,263,718	0.08%	4.86%
2005	0.00%	146,814	12.489256	1,833,598	0.00%	-3.03%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2009	0.00%	98,137	12.995293	1,275,319	0.00%	52.00%
2008	0.00%	147,663	8.549537	1,262,450	0.03%	-41.91%
2007	0.00%	316,054	14.718309	4,651,780	0.06%	17.82%
2006	0.00%	85,150	12.491870	1,063,683	0.00%	5.77%
2005	0.00%	192,028	11.810054	2,267,861	0.00%	1.11%
Variable Trust: Nova Fund (RNF)
2009	0.00%	40,801	10.052347	410,146	1.16%	35.51%
2008	0.00%	24,503	7.418303	181,771	0.24%	-54.47%
2007	0.00%	44,842	16.294539	730,680	1.59%	1.13%
2006	0.00%	37,858	16.113126	610,011	1.45%	19.27%
2005	0.00%	39,642	13.509344	535,537	0.27%	3.97%
Variable Trust: Precious Metals Fund (RPMF)
2009	0.00%	77,742	17.109193	1,330,103	0.00%	49.24%
2008	0.00%	120,975	11.464027	1,386,861	0.00%	-38.56%
2007	0.00%	98,254	18.660048	1,833,424	0.00%	19.55%
2006	0.00%	74,170	15.607933	1,157,640	0.00%	21.43%
2005	0.00%	28,740	12.853586	369,412	0.00%	20.89%
Variable Trust: Real Estate Fund (RREF)
2009	0.00%	17,884	11.893825	212,709	3.26%	25.27%
2008	0.00%	23,348	9.494752	221,683	0.72%	-41.64%
2007	0.00%	8,272	16.268963	134,577	1.30%	-19.12%
2006	0.00%	22,910	20.114577	460,825	2.34%	30.72%
2005	0.00%	7,876	15.387085	121,189	1.68%	7.15%
Variable Trust: Retailing Fund (RRF)
2009	0.00%	7,109	10.881002	77,353	0.00%	44.22%
2008	0.00%	2,887	7.544562	21,781	0.00%	-32.95%
2007	0.00%	152	11.251641	1,710	0.00%	-12.60%
2006	0.00%	1,530	12.873816	19,697	0.00%	10.08%
2005	0.00%	1,402	11.695368	16,397	0.00%	5.48%
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2009	0.00%	143,052	10.852768	1,552,510	0.00%	33.31%
2008	0.00%	28,290	8.140814	230,304	0.06%	-51.36%
2007	0.00%	32,980	16.738584	552,039	1.48%	-6.74%
2006	0.00%	230,052	17.947904	4,128,951	0.53%	20.85%
2005	0.00%	123,690	14.851425	1,836,973	4.59%	3.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2009	0.00%	192,146	8.340509	1,602,595	0.81%	46.38%
2008	0.00%	30,314	5.697971	172,728	0.00%	-67.98%
2007	0.00%	90,754	17.796913	1,615,141	1.40%	0.61%
2006	0.00%	38,340	17.688405	678,173	1.33%	23.70%
2005	0.00%	24,328	14.299570	347,880	0.08%	3.38%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2009	0.00%	32,661	$10.396588	$339,563	0.00%	47.24%
2008	0.00%	36,824	7.061111	260,018	0.00%	-39.82%
2007	0.00%	25,586	11.734222	300,232	0.00%	4.91%
2006	0.00%	60,544	11.184753	677,170	0.00%	5.40%
2005	0.00%	20,598	10.611331	218,572	0.15%	1.77%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2009	0.00%	24,930	10.134944	252,664	2.48%	51.26%
2008	0.00%	7,606	6.700509	50,964	0.90%	-48.65%
2007	0.00%	10,646	13.049584	138,926	0.66%	-5.37%
2006	0.00%	29,590	13.789694	408,037	0.55%	17.66%
2005	0.00%	4,670	11.719808	54,732	0.37%	4.19%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2009	0.00%	29,948	13.547085	405,708	0.00%	56.82%
2008	0.00%	22,604	8.638795	195,271	0.00%	-36.14%
2007	0.00%	46,060	13.528764	623,135	0.00%	8.45%
2006	0.00%	39,714	12.474351	495,406	0.00%	3.13%
2005	0.00%	31,840	12.096000	385,137	0.00%	11.46%
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2009	0.00%	43,407	12.166397	528,107	1.51%	55.25%
2008	0.00%	12,832	7.836481	100,557	0.00%	-43.63%
2007	0.00%	8,884	13.901532	123,501	1.19%	-4.85%
2006	0.00%	22,946	14.609575	335,231	1.45%	17.08%
2005	0.00%	2,706	12.478766	33,768	0.18%	8.32%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2009	0.00%	22,776	11.646893	265,270	0.00%	33.97%
2008	0.00%	7,515	8.693613	65,333	0.00%	-34.32%
2007	0.00%	6,010	13.235997	79,548	0.00%	-0.11%
2006	0.00%	39,338	13.250290	521,240	0.00%	7.73%
2005	0.00%	20,828	12.299413	256,172	0.00%	6.20%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2009	0.00%	19,640	10.647792	209,123	2.07%	62.27%
2008	0.00%	16,432	6.561795	107,823	1.09%	-43.50%
2007	0.00%	5,192	11.613051	60,295	0.36%	-20.36%
2006	0.00%	16,374	14.581618	238,759	0.91%	19.21%
2005	0.00%	7,718	12.232292	94,409	0.00%	3.64%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2009	0.00%	22,977	7.803674	179,305	0.00%	-15.84%
2008	0.00%	10,248	9.272246	95,022	0.00%	5.56%
2007	0.00%	8,566	8.783542	75,240	0.00%	-10.89%
2006	0.00%	788	9.856941	7,767	0.89%	-1.43%	5/1/2006
Variable Trust: Technology Fund (RTEC)
2009	0.00%	16,853	10.974406	184,952	0.00%	55.60%
2008	0.00%	6,064	7.052840	42,768	0.00%	-45.41%
2007	0.00%	22,122	12.919655	285,809	0.00%	10.38%
2006	0.00%	9,496	11.704717	111,148	0.00%	5.89%
2005	0.00%	13,002	11.053572	143,719	0.00%	3.11%
Variable Trust: Telecommunications Fund (RTEL)
2009	0.00%	1,756	11.579354	20,333	0.28%	28.68%
2008	0.00%	10,244	8.998273	92,178	0.47%	-45.34%
2007	0.00%	9,704	16.461176	159,739	0.12%	9.23%
2006	0.00%	14,842	15.070863	223,682	1.75%	19.51%
2005	0.00%	3,024	12.610236	38,133	0.00%	1.16%
Variable Trust: Transportation Fund (RTRF)
2009	0.00%	10,728	$12.228150	$131,184	0.62%	17.39%
2008	0.00%	11,708	10.416860	121,961	0.00%	-25.26%
2007	0.00%	4,146	13.937206	57,784	0.00%	-8.75%
2006	0.00%	9,154	15.274190	139,820	0.00%	7.38%
2005	0.00%	9,142	14.223953	130,035	0.00%	8.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Trust: Utilities Fund (RUTL)
2009	0.00%	9,411	15.426213	145,176	5.41%	13.80%
2008	0.00%	9,772	13.556034	132,469	0.25%	-29.57%
2007	0.00%	13,404	19.248677	258,009	1.13%	12.86%
2006	0.00%	28,552	17.054864	486,950	3.40%	20.96%
2005	0.00%	9,710	14.099167	136,903	0.64%	10.56%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2009	0.00%	12,129	11.583505	140,496	0.04%	6.61%
2008	0.00%	60,277	10.865629	654,948	0.00%	-12.24%
2007	0.00%	45,758	12.380762	566,519	20.29%	18.12%
2006	0.00%	20,884	10.481591	218,898	4.51%	4.82%	5/1/2006
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	239	8.721409	2,084	0.00%	-46.11%
2007	0.00%	262	16.184105	4,240	0.00%	9.01%
2006	0.00%	282	14.845789	4,187	0.00%	9.91%
2005	0.00%	356	13.507474	4,809	0.00%	9.74%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	0.00%	2,358	7.574446	17,861	0.00%	-46.10%
2007	0.00%	1,992	14.052648	27,993	0.00%	8.97%
2006	0.00%	1,470	12.895981	18,957	0.00%	9.93%
2005	0.00%	1,624	11.730689	19,051	0.00%	17.31%	5/2/2005
NVIT Money Market Fund - Class II (NVMM2)
2009	0.00%	2,571,518	10.000000	25,715,180	0.00%	0.00%	12/11/2009
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.00%	3,034,772	11.286810	34,252,895	1.16%	1.24%
2007	0.00%	1,962,104	11.148704	21,874,917	3.81%	4.25%
2006	0.00%	2,220,642	10.693892	23,747,306	4.02%	4.11%
2005	0.00%	1,663,006	10.272104	17,082,571	2.50%	2.26%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.00%	12,746	8.029164	102,340	0.89%	-23.84%
2007	0.00%	24,228	10.542773	255,430	3.57%	3.16%
2006	0.00%	18,870	10.220049	192,852	2.17%	2.20%	5/1/2006

2009	Contract owners equity:				$55,248,594
2008	Contract owners equity:				$54,076,325
2007	Contract owners equity:				$58,069,945
2006	Contract owners equity:				$49,923,397
2005	Contract owners equity:				$33,437,814
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010